RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of transactions with related parties

d.Transactions with the related parties:

	Year ended December 31,
	2021	2020	2019
		As Restated (1)

Cost of revenues of products	$1,044	$110	$1,318

Purchase of property and equipment and inventory	$-	$100	$-

Schedule of balances with related parties	e.Balances with the related parties:
	December 31,
	2021	2020
		As Restated (1)
Deferred charges (a part of Other current assets)	$202	$176

Trade payables	$466	$899